Cover	Jan. 03, 2022
Cover [Abstract]
Entity Registrant Name	REGNUM CORP.
Entity Central Index Key	0001716324
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 03, 2022
Entity File Number	333-222083
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	82-0832447
Entity Address Address Line 1	600 Third Avenue
Entity Address Address Line 2	19th
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10016
City Area Code	917
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	647-1498